FINANCE LEASES (Details 1) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Liability Balance	$ 1,708		$ 2,414
Finance Leases [Member]
Cash Flow (operating)	0	$ 0
Leased Asset Balance	5,977	20,583
Liability Balance	12,972
Cash Flow (financing)	0	0
Interest Expense	1,615	12,680
Leased asset balance	$ 5,977	20,583
Liability balance		$ 20,583